Consolidated Balance Sheets - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Current assets:
Cash	$ 177,413	$ 891,169
Trade accounts receivable, net of allowance for doubtful accounts of $64,242 in 2018 and $87,446 in 2017	12,832,890	8,940,540
Other receivables	61,951	72,098
Inventories	17,474,755	16,781,449
Prepaid expenses and other assets	500,021	418,122
Total current assets	31,047,030	27,103,378
Property and equipment, net	11,204,639	12,210,692
Income taxes refundable - noncurrent	49,281
Intangible assets, net	635,035	624,264
Other assets, net	162,475	200,846
Total assets	43,098,460	40,139,180
Current liabilities:
Current installments of long-term debt	260,954	250,726
Accounts payable and accrued expenses	3,256,153	2,590,252
Accrued compensation and payroll taxes	3,489,070	1,340,749
Income taxes payable	21,666	15,150
Total current liabilities	7,027,843	4,196,877
Note payable to bank	3,000,000	5,700,000
Long-term debt, excluding current installments	6,158,630	6,419,607
Other noncurrent liabilities	101,150	133,174
Total liabilities	16,287,623	16,449,658
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,694,387 shares in 2018 and 7,315,605 shares in 2017	13,816,140	11,762,021
Retained earnings	12,994,697	11,927,501
Total shareholders’ equity	26,810,837	23,689,522
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 43,098,460	$ 40,139,180